Condensed Consolidated Statements of Redeemable Convertible and Convertible Preferred Stock and Stockholders' Equity (Deficit) (Parenthetical) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2019
Net of Issuance Costs	$ 25,587
Series D Redeemable Convertible Preferred Stock [Member]
Net of Issuance Costs		$ 259	$ 259